Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax
Tax rate				25.00%	25.00%	25.00%	25.00%
Income tax expense	¥ 52,626	$ 7,663	¥ 7,944	¥ 84,474	$ 12,248	¥ 64,217	¥ 37,602
Effective tax rate, percent	74.40%	74.40%	52.40%
Foreign withholding tax rate				10.00%	10.00%
Reduction as a result of expiry of net tax losses carried forward				¥ (2,800)
Hong Kong
Income tax
Tax rate				16.50%	16.50%
Assessable profits to determine tax rate				¥ 2,000
Hong Kong | First HK$2,000 of assessable profits earned
Income tax
Tax rate				8.25%	8.25%
Hong Kong | After first HK$2,000 of assessable profits earned
Income tax
Tax rate				16.50%	16.50%
PRC
Income tax
Tax rate				25.00%	25.00%
Foreign withholding tax rate				10.00%	10.00%